NOTE 4 - ACQUISITIONS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	May 13, 2022	May 13, 2022	Jun. 01, 2022	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions				$ 1,550,000
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired	51.00%	51.00%
Acquisition Costs, Cumulative	$ 1,800,000	$ 1,800,000
Acquisition Costs, Period Cost		$ 1,250,000
Stock Issued During Period, Shares, Acquisitions		1,461,653
Whisl Telecom L L C [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 550,000
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Interest Acquired			51.00%
Acquisition Costs, Cumulative			$ 1,800,000
Acquisition Costs, Period Cost			800,000
Stock Issued During Period, Value, Acquisitions			$ 1,000,000
Stock Issued During Period, Shares, Acquisitions			2,850,330